Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of
	December 31,
	2019	2020
	RMB	RMB
Value Added Tax (“VAT”) recoverable	37,385	287
Prepaid selling expenses	29,417	16,170
Prepayments to suppliers	11,434	18,825
Prepaid income tax	10,759	—
Deposits for rental	5,901	7,973
Prepaid service fees	1,929	12,519
Interest receivable	267	12,314
Others	6,381	6,295
Prepayments and other current assets	103,473	74,383